Income Taxes (Details 2) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
Federal net operating loss carryforward	$ 2,440,048	$ 2,369,983
State net operating loss carryforward	526,613	509,556
Intangibles amortization	235,956	212,680
Stock based compensation	731,316	599,884
Other	98,602	64,602
Total deferred tax assets	4,032,535	3,756,705
Deferred tax liability
Intangible Assets	0	0
Fixed asset depreciation	22,022	(1,566)
Net deferred tax assets	4,054,557	3,755,139
Less valuation allowance	(4,054,557)	(3,755,139)
Total deferred tax liabilities	$ 0	$ 0